Long-term Debt - Additional Information (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about borrowings [line items]
Loan amount	$ 18,427.5	₨ 1,396,662,200	₨ 1,358,937,100	₨ 1,187,997,100
Short Term Debt	2,292.9	173,783,700	216,627,900
Long-term debt	$ 12,896.9	977,483,500	931,019,700
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		151,366,900	193,513,000
Bottom of range [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Maturity	May 2022
Top of range [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Maturity	May 2029
Loans from banks/financial institutions (short-term) [member]
Disclosure of detailed information about borrowings [line items]
Short Term Debt		48,012,500	62,985,700
Loans from banks/financial institutions (short-term) [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper issued interest rate	4.15%
Loans from banks/financial institutions (short-term) [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper issued interest rate	7.33%
Marginal cost lending rate [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loan amount		₨ 126,839,360
London interbank offered rate (LIBOR) 1 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loan amount			₨ 184,367,800
Buyers credit from banks at floating interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	seven years
Non-convertible debentures [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.60%	6.60%
Non-convertible debentures [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	11.50%	11.50%
Perpetual Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current notes and debentures issued		₨ 17,182,000
Perpetual Debentures [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.30%	7.30%
Perpetual Debentures [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.75%	8.75%